Capital Stock (Details) - Schedule of black-scholes option valuation model, with the following weighted average assumptions	12 Months Ended
Sep. 30, 2022 $ / shares
Schedule Of Black Scholes Option Valuation Model With The Following Weighted Average Assumptions Abstract
Stock price	$ 4.1
Exercise price	$ 4.1
Expected risk free interest rate	1.20%
Expected volatility	227.90%
Expected life in years	5 years
Expected dividend yield
Grant date fair value per option	$ 4.06